SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation
A.	Basis of consolidation

A subsidiary is an entity controlled by the Company. The financial statements of the subsidiary are included in the consolidated financial statements from the date of obtaining control. The accounting policies of the subsidiary are aligned with the policies adopted by the Group.

Transactions eliminated on consolidation

Intra-group balances and any unrealized income and expenses arising from intra-group transactions are eliminated in the preparation of the consolidated financial statements.

Foreign currency
B.	Foreign currency

Transactions in foreign currencies are translated to the functional currency of the Group at the exchange rate in effect at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. Gains and losses from exchange rate differences are recognized in the statement of operations.

Financial instruments
C.	Financial instruments

(1)	Non-derivative financial assets

Non-derivative financial assets include cash and cash equivalents, receivables, and trade and other payables. Non-derivative financial instruments are recognized initially at fair value plus, for instruments not at fair value through profit or loss, any directly attributable transaction costs. Subsequent to initial recognition, non-derivative financial instruments are measured as described below.

A financial asset is recognized when the Group accepts the contractual conditions of the instrument. A financial asset is derecognized when the Group’s contractual rights to receive the cash flows deriving from the financial asset expire, or the Group transfers the financial asset to others without retaining control of the asset or transfers all the risks and rewards deriving from the asset. Regular way purchases and sales of financial assets are recognized on the date of the transaction, meaning on the date the Group undertook to purchase or sell the asset. Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged or cancelled.

Receivables

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Subsequent to initial recognition, receivables are measured at amortized cost using the effective interest method, taking into account transaction costs, less impairment losses.

Cash and cash equivalents

Cash comprises cash balances available for immediate use and call deposits. Cash equivalents comprise short-term highly liquid investments with original maturities of three months or less, which are readily convertible into known amounts of cash and are exposed to insignificant risks of change in value.

Non-derivative financial liabilities

Non-derivative financial liabilities include trade and other payables.

(2)	Share capital

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity.

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as an equity instrument are recognized as an asset (deferred issuance expenses) in the statement of financial position under receivables.

The costs are deducted from equity upon the initial recognition of the equity instruments.

In cases where the issuance is no longer likely to take place, the costs are recorded as general and administrative expenses in the statement of operations.

(3)	Derivative financial instruments

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below:

The changes in fair value of these derivatives are recognized in profit or loss, as financing income or expense.

Issuance of parcel of securities

The consideration received from the issuance of a parcel of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss. The remaining amount is the value of the equity component.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the parcel, as described above.

Fixed assets - Recognition and Measurement
D.	Fixed assets – Recognition and Measurement

Fixed asset items are measured at cost less accumulated depreciation and accumulated impairment losses. Costs includes expenditures that are directly attributable to the acquisition of the asset. Depreciation is a systematic allocation of the depreciable amount of an asset over its useful life.

Research and development
E.	Research and development

Research activities involve activities undertaken with the prospect of gaining new scientific or technical knowledge and understanding. Expenditures from research activities are recognized in the statement of operations as profit or loss when incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Expenditures from development activities are recognized as an intangible asset only if the costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete research and development and to use or sell the asset.

None of the Company's expenditures meet the above conditions for development activities, and therefore are recognized in the statement of operations as profit or loss as incurred.

Impairment
F.	Impairment

Non-financial assets

The carrying amounts of the Group’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the recoverable amount of the asset is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the Group discounts the future cash flows using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, the assets are grouped together into the smallest group of assets that generates cash from continuing use that are largely independent of other assets or groups of assets (the “Cash-Generating Unit”).

An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Employee benefits
G.	Employee benefits

The Group has a number of post-employment benefit plans as described below:

(1)	Employee benefit plans

For employee benefits prior to April 1, 2014, the Group’s net obligation in respect of defined benefit plans is calculated by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is presented at its present value, and the fair value of any plan assets is deducted. The discount rate is the yield at the reporting date on high-quality linked corporate debentures that have maturity dates approximating the terms of the Group’s obligations and that are denominated in dollars. The calculations are performed by an actuary.

Re-measurements of the net defined benefit liability (asset) comprise actuarial gains and losses, the return on the plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest). Re-measurements are recognized immediately directly in retained earnings through other comprehensive income. The liability for a benefit accumulated until the date of change of this plan is $175 thousand, and is presented net of the fair value of plan assets in the amount of $209 thousand.

On April 1, 2014, the Company entered into an agreement with Israeli employees whereby as from that date they are eligible for severance pay under Section 14 of the Severance Pay Law, 1963, and therefore as from that date, the plan is classified as a defined contribution plan. A defined contribution plan is a post-employment benefit plan under which the Group pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

(2)	Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave).

The employee benefits are classified as short-term benefits or as other long-term benefits depending on when the Group expects the benefits to be wholly settled.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(3)	Termination benefits

Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment.

(4)	Share-based payment transactions

The fair value at grant date of share-based payment awards granted to employees is recognized as a salary expense, with a corresponding increase in equity over the period that the employees become eligible for the awards. The amount recognized as an expense that is conditional upon meeting service conditions is adjusted to reflect the number of awards that are expected to vest. For share-based payment awards with non-vesting conditions or with market performance vesting conditions, the fair value at grant date of the share-based payment awards is measured to reflect such conditions, and therefore the Group recognizes an expense in respect of the awards whether or not the conditions have been met.

Provisions
H.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

Legal claims

A provision for claims is recognized if, as a result of a past event, the Group has a present legal or constructive obligation and it is more likely than not that an outflow of economic benefits will be required to settle the obligation and the amount of obligation can be estimated reliably. When the value of time is material, the provision is measured at its present value.

Commitments to pay royalties

The Group does not recognize commitments to pay royalties until the event underlying the commitment occurs.

Grants for participation in research and development expenses
I.	Grants for participation in research and development expenses

Grants are recognized initially at fair value when there is reasonable assurance that they will be received and the Group will comply with the conditions associated with the grant. Grants that compensate the Group for expenses incurred are presented as a deduction from the corresponding expense.

Grants from the Israel Innovation Authority (“IIA”) in respect of research and development projects are accounted for as forgivable loans according to IAS 20. Grants received from the IIA are recognized as a liability according to their fair value on the date of their receipt, unless on that date it is reasonably certain that the amount received will not be refunded. The amount of the liability is reexamined each period, and any changes in the present value of the cash flows discounted at the original interest rate of the grant are recognized in profit or loss. The Group operates in the biotechnology industry and there is significant uncertainty (due to the preliminary stage it is in and the substantial financing that is required) regarding the success of the products under development and the return of the grant. Additionally, there is no requirement under the IIA grants to transfer the intellectual property underlying the research and development projects funded by the grants if the Group abandons the research and development or otherwise cannot generate product or licensing revenues from such research and development.

The Group believes that as at the reporting date, the conditions for recognition of a liability have not been met. Accordingly, the Group did not record a liability in respect of the IIA grants.

Leases
J.	Leases

The Group’s leases are classified as operating leases and the leased assets are not recognized in the Group’s statement of financial position. Payments made under operating leases are recognized in the statement of operations on a straight-line basis over the term of the lease (see Note 3N (Significant Accounting Policies—New standards and interpretations not yet adopted)).

Financing income and expenses
K.	Financing income and expenses

The Group’s financing income comprises changes in the fair value of derivative financial instruments, interest income on funds invested and exchange rate differences. Changes in the fair value of derivative financial instruments are recognized through profit or loss. Interest income is recognized as it accrues, using the effective interest method.

The Group’s financing expenses include issuance costs of derivative financial instruments, and bank and other commissions. Borrowing costs are recognized in the statement of operations using the effective interest method. Issuance costs for derivative financial instruments are recognized through profit or loss.

In the statements of cash flows, interest received and interest paid are presented as cash flows from operating activities.

Foreign currency gains and losses are reported on a net basis as either financing income or financing expenses depending on foreign currency fluctuations.

Loss per share
L.	Loss per share

The Group presents basic and diluted loss per share data for its ordinary shares. Basic loss per share is also the diluted loss calculated by dividing the loss attributable to holders of ordinary shares of the Group by the weighted average number of ordinary shares outstanding during the period.

Income tax expenses
M.	Income tax expenses

Current taxes

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date.

Deferred taxes

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Offset of current tax assets and liabilities

Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

New standards and interpretations not yet adopted
N.	New standards and interpretations not yet adopted

IFRS 16, Leases

IFRS 16, Leases ( “IFRS 16”) replaces IAS 17, Leases and the interpretations related to that standard. The provisions of IFRS 16 eliminates the current requirement for lessees to classify leases as operational or financial. Instead, the new standard introduces a single model for the accounting of leases by lessees, whereby the lessee recognizes a right-of-use asset and liability for the lease in its financial statements. IFRS 16 includes two exceptions to the general model, whereby a lessee can elect not to implement the recognition requirements of the right-of-use asset and liability with respect to short-term leases of up to one year and/or leases where the underlying asset has a low value.

IFRS 16 applies for annual periods commencing January 1, 2019. The standard includes various approaches for implementation: full retrospective application with a restatement of comparative information or modified retrospective application with the cumulative impact of the initial application of IFRS 16 adjusting the opening balance of the retained earnings at that date.

The Group intends to apply IFRS 16 starting from January 1, 2019 using the modified retrospective approach, while adjusting the accumulated loss as of January 1, 2019.

The Group intends to elect to apply the transitional provisions whereby on the date of initial application it will recognize a lease liability at the present value of the balance of the future lease payments discounted at the incremental interest rate of the lease as at that date and at the same time it will recognize in the same amount as a liability, a right of use asset in the lease, adjusted for lease payments made in advance or that were accrued and that were recognized as an asset or liability prior to the initial application. As a result, the application of IFRS 16 is not expected to have an impact on the balance of retained earnings (deficit) as of the initial application.

In respect of leases in which the Group is the lessee and that were classified at the time of the initial application as an operating lease, except for cases where the Group elected to apply the expedients of IFRS 16, as stated, the Group is required to recognize on the date of initial application a right-of-use asset and a lease liability in respect of all leases for which it has the right to control the use of the identified assets for a defined time period. These changes, as stated, are expected to lead to an increase of about $1.7 million in the balance of right-of-use assets and an increase of about $1.7 million in the balance of the lease liabilities. Additionally, depreciation and amortization expenses will be recognized for the right-of-use assets, which will be evaluated for impairments in accordance with the provisions of IAS 36. In addition, financing expenses will be recognized for the lease liabilities. Therefore, from the date of initial application of IFRS 16, rent expenses related to operating leases, which were presented in the general and administrative expenses and research and development expenses in the statement of operations, will be capitalized as assets and expensed as part of depreciation expenses in successive periods.